Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2023
Schedule of Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following:
	September 30, 2023	March 31, 2023
Property and buildings	$3,999,035	$4,469,370
Leasehold improvements	3,709,916	4,262,580
Land	3,105,804	3,489,621
Equipment and furniture	2,516,848	2,723,113
Automobiles	261,620	364,916
Software	613,661	687,888
Subtotal	14,206,884	15,997,488
Less: accumulated depreciation	(2,921,978)	(3,058,890)
Property and equipment, net	$11,284,906	$12,938,598